Share of profit/loss from investments accounted for using the equity method (Details) - EUR (€) € in Millions		12 Months Ended
	May 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method		€ 68	€ 39	€ 359
Regeneron
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 343			€ 343